Marketable Securities and Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Marketable Securities And Fair Value Measurements
3. Marketable Securities and Fair Value Measurements
As of December 31, 2022, marketable securities by security type consisted of (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. treasury notes (due within one year)	$54,596	$2	$(183)	$54,415

Total	$54,596	$2	$(183)	$54,415

As of December 31, 2021, marketable securities by security type consisted of (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. treasury notes (due within one year)	$30,213	$—	$(20)	$30,193
U.S. treasury notes (due after one year through two years)	15,093	—	(10)	15,083

Total	$45,306	$—	$(30)	$45,276

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$56,663	$—	$—	$56,663
Marketable securities:
U.S. treasury notes	—	54,415	—	54,415

Total	$56,663	$54,415	$—	$111,078

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$131,542	$—	$—	$131,542
Marketable securities:
U.S. treasury notes	—	45,276	—	45,276

Total	$131,542	$45,276	$—	$176,818